Accounts Payable - Other	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accounts Payable - Other

Note 7 – Accounts Payable – Other

	December 31	December 31
	2014	2015
Liabilities regarding employees	2,066	2,626
Government institutions	321	360
Accrued expenses	663	1,775
Related parties	58	-
Derivatives	1,623	57
Advances from customers	540	1,291
Other	211	710
	5,482	6,819